Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current assets held for sale.
Balances at beginning of year	$ 1,107	$ 1,101
Additions	389	711
Disposals	(201)	(705)
Balances at end of year	$ 1,295	$ 1,107